Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

The Company's components of income before provision for income taxes are as follows:

	For the Year Ended December 31,
	2010	2011	2012
Domestic	4,474	4,655	3,969
Foreign	-	(1,134)	(3,169)
	4,474	3,521	800

The components of the provision for income taxes are as follows:

	As of December 31,
(in thousand)	2010	2011	2012
Current
Domestic	€317	€677	€15
Foreign	80	134	11
Total Current Provision	€397	€811	€26

Deferred
Domestic	€-	€-	€-
Foreign	-	-	-
Total Deferred Provision	€-	€-	€-
Total Tax Provision	€397	€811	€26

Reconciliation of income tax computed at the Italian statutory tax rate to the Company’s tax expense for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Year Ended December 31,
	2010		2011		2012
	Tax	Rate %	Tax	Rate %	Tax	Rate %
Profit Before Tax at statutory rate	1,230	27.5	968	27.5	220	27.5
Movement in valuation allowance	(2,782)	(62.2)	(1,252)	(35.6)	(1,205)	(150.6)
Effect on Swiss tax rate	-	-	140	5.2	383	47.9
Expired NOLs	673	15.1	-	-	-	-
Other	367	8.2	-	-	-	-
Italian Regional tax - IRAP	317	7.1	380	10.8	107	13.4
Swiss minimum tax	81	1.8	134	3.8	11	1.4
Stock options	420	9.4	458	13.0	527	65.9
Permanent differences from Tax Calculation	91	2.0	(17)	(1.7)	(23)	(2.9)
True-up previous years in DTA calculation	-	-	-	-	6	0.7
Total	397	8.9	811	23.0	26	3.2

Significant components of deferred tax assets are as follows:

	As of December 31,
(in thousand)	2011	2012
Deferred tax assets:
Net operating losses	€13, 973	€14,183
Capitalization of R&D costs	6,363	5,320
Property, manufacturing facility and equipment	380	344
Write down of intangible assets	1,181	1,086
Allowance on doubtful accounts	162	15
Inventory write-off	277	192
Other	31	22
Total deferred tax assets	€22,367	€21,162

Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred tax assets	22,367	21,162
Valuation Allowance	(22,367)	(21,162)
Net deferred taxes	€-	€-

As of December 31, 2012, the gross net operating losses (NOLs) amount to approximately €53,484. Under the Italian tax law, NOLs cannot be carried back.  Under a newly enacted tax rule issued in 2011, tax losses can be carried forward indefinitely; however such tax losses can only be used to offset 80% of taxable income.  The deferred tax assets related to NOLs also include NOLs generated by Gentium GmbH in the amount of €4,303. According to the Swiss tax law, these NOLs can be carried forward for seven years and will begin to expire in 2019.

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, and has determined that it is not more likely than not the Company will realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been recognized on the Company’s deferred tax assets. The Company's valuation allowance decreased by €1,205 thousand for the year ended December 31, 2012 and decreased by €1,252 for the year ended December 31, 2011.

The Company’s only foreign subsidiary, Gentium GmbH, was incorporated during 2011.  This entity only generated losses for the years ended December 31, 2011 and December 31, 2012 and, accordingly, there are no unremitted earnings for the periods presented.  Therefore, the Company has not recognized any deferred tax liabilities for unremitted earnings.

According to ASC740-10-50 (formerly FIN 48), as of December 31, 2012 and December 31, 2011, the Company had no uncertain tax positions and, therefore, had no accrued interest or penalties related to such uncertain tax positions. There are no changes expected to occur in the next 12 months with respect to the status of the Company’s uncertain tax positions.

The fiscal years 2007 through 2012 are still subject to income tax assessment.